Financial - risk management objectives and policies - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Trade receivables	$ 171,670	$ 181,968
Trade receivables	$ 149,394	$ 159,840
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ (30,897)	$ (31,845)
Other receivables	735,491	183,054
Other Receivables	726,870	173,337
Total trade and other receivables	907,161	365,022
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 15,889	$ 29,042
Expected credit loss rate	9.65%	4.77%
Expected credit loss	$ (1,384)	$ (1,384)
Other receivables	15,694	34,185
Other Receivables	14,310	32,801
Total trade and other receivables	14,505	27,658
Current [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 149,394	$ 159,840
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Other receivables	726,870	172,116
Total trade and other receivables	876,264	331,956
Not later than one month [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Other receivables	0	0
Total trade and other receivables	0	0
Not later than one month [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	6,647	21,274
Total trade and other receivables	6,647	21,274
Later than one month and not later than three months [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Other receivables	0	1,221
Total trade and other receivables	0	1,221
Later than one month and not later than three months [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	4,010	2,797
Total trade and other receivables	4,010	2,797
Later than three months [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 22,276	$ 22,128
Expected credit loss rate	100.00%	100.00%
Expected credit loss	$ (30,897)	$ (31,845)
Other receivables	8,621	9,717
Total trade and other receivables	30,897	31,845
Later than three months [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 5,232	$ 4,971
Expected credit loss rate	35.86%	27.84%
Expected credit loss	$ (1,384)	$ (1,384)
Total trade and other receivables	$ 3,848	$ 3,587